Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Current Assets:
Cash and cash equivalents		$ 862		$ 1,062		$ 513
Restricted cash and cash equivalents		124		121		120
Accounts receivable, net of allowance for doubtful accounts		911		755		664
Prepaid expenses		129		89		112
Income taxes receivable		0		13		97
Other		43		39		35
Current assets of discontinued operations		0		1,478		1,044
Total current assets		2,069		3,557		2,585
Intangibles and Other Assets:
Goodwill		5,135		5,218		5,280
Brands		4,856	[1]	4,848	[2]	4,919	[2]
Management and franchise contracts, net		930		963		1,089
Other intangible assets, net		431		447		523
Property and equipment, net		341		341		411
Deferred income tax assets		82		82		59
Other		443		408		332
Non-current assets of discontinued operations		0		10,347		10,424
Total intangibles and other assets		12,218		22,654		23,037
Total assets		14,287		26,211		25,622
Current Liabilities:
Accounts payable, accrued expenses and other		1,798		1,821		1,619
Current maturities of long-term debt	[3]	41		33		7
Income taxes payable		128		56		27
Current liabilities of discontinued operations		0		774		812
Total current liabilities		1,967		2,684		2,465
Long-term debt		6,588		6,583		5,887
Deferred revenues		22		42		251
Deferred income tax liabilities		1,723		1,778		1,875
Liability for guest loyalty program		898		889		784
Other		1,493		1,492		1,265
Non-current liabilities of discontinued operations		0		6,894		7,144
Total liabilities		12,691		20,362		19,671
Commitments and contingencies
Equity:
Preferred stock		0		0		0
Common stock		3	[4]	3	[4],[5]	3	[5]
Treasury stock, at cost		(70)		0
Additional paid-in capital		10,214	[4]	10,220	[4],[5]	10,158	[5]
Accumulated deficit		(7,631)		(3,323)		(3,392)
Accumulated other comprehensive loss		(918)		(1,001)		(784)
Total Hilton stockholders' equity		1,598		5,899		5,985
Noncontrolling interests		(2)		(50)		(34)
Total equity		1,596		5,849		5,951
Total liabilities and equity		$ 14,287		$ 26,211		$ 25,622

[1]	Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of an affiliate of Blackstone (the "Merger").
[2]	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.
[3]	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.
[4]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[5]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.